CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Allowance for doubtful accounts	$ 20	$ 20	$ 20
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	3,056,353	3,023,753	1,169,156
Common stock, shares outstanding (in shares)	3,056,353	3,023,753	1,169,156
Treasury stock (in shares)	10,758	10,758	10,758
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	100,000	100,000
Preferred Stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series A Convertible Redeemable Preferred Stock
Temporary equity, stated value (usd per share)		$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)		100,000	100,000
Temporary equity, shares issued (in shares)		0	0
Temporary equity, shares outstanding (in shares)		0	0
Series C Convertible Redeemable Preferred Stock
Temporary equity, stated value (usd per share)		$ 1,000	$ 1,000
Temporary equity, shares authorized (in shares)		100,000	100,000
Temporary equity, shares issued (in shares)		10,000	0
Temporary equity, shares outstanding (in shares)		10,000	0
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	100,000	100,000
Preferred Stock, shares issued (in shares)	33,175	3,000
Preferred stock, shares outstanding (in shares)	33,175	3,000
Series B Convertible Preferred Stock
Temporary equity, shares outstanding (in shares)			0
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	50,000	50,000	50,000
Preferred Stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	150	150	150
Preferred Stock, shares issued (in shares)	110	0	0
Preferred stock, shares outstanding (in shares)	110	0	0
Series E Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	10,000	10,000
Preferred Stock, shares issued (in shares)	4,435	0
Preferred stock, shares outstanding (in shares)	4,435	0